Feb. 29, 2016

TCW Funds, Inc.

TCW Relative Value Large Cap Fund - Class I and Class N

Supplement dated September 30, 2016 to

the Prospectus dated February 29, 2016, as amended (the “Prospectus”)

Disclosure relating to TCW Relative Value Large Cap Fund

Effective November 1, 2016, the following replaces in its entirety the information under the section entitled “Fees and Expenses of the Fund” on page 22 of the Prospectus:

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Share Classes
	I	N
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.13%	0.20%
Total Annual Fund Operating Expenses	0.78%	1.10%
Fee Waiver and/or Expense Reimbursement[1]	0.00%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.78%	1.00%

[1]	The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 1.00% of average daily net assets. This contractual fee waiver/expense reimbursement will remain in place through February 28, 2018 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$80	$249	$433	$966
N	$102	$340	$597	$1,331